Retirement benefit obligations - Assumptions Used for RIPS (Details) - UK RIPS - Weighted average	Feb. 24, 2022	Dec. 31, 2021
Disclosure of defined benefit plans
Discount rate (as a percent)	2.60%	2.00%
Future pension increases (as a percent)	3.60%	3.30%
RPI inflation (as a percent)	3.70%	3.40%
CPI inflation (as a percent)	3.00%	2.70%